Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Detail) $ in Millions	Jan. 03, 2016 USD ($)
Leases [Abstract]
Gross minimum lease payment, 2016	$ 32.6
Gross minimum lease payment, 2017	27.3
Gross minimum lease payment, 2018	21.8
Gross minimum lease payment, 2019	16.4
Gross minimum lease payment, 2020	10.4
Gross minimum lease payment, thereafter	54.4
Gross minimum lease payments	162.9
Minimum sublease income, 2016	(0.3)
Minimum sublease income, 2017	(0.1)
Minimum sublease income	(0.4)
Net minimum lease payments, 2016	32.3
Net minimum lease payments, 2017	27.2
Net minimum lease payments, 2018	21.8
Net minimum lease payments, 2019	16.4
Net minimum lease payments, 2020	10.4
Net minimum lease payments, thereafter	54.4
Net minimum lease payments	$ 162.5